Basis of Preparation and Summary of Significant Accounting Policies - Summary of Reclassification of Financial Instruments on the Date of Initial Application (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Derivatives	₺ 165,265		₺ 110,108
Trade receivables	115,001		155,634
Receivables from financial services	884,686		1,297,597
Held to maturity investments			654
Trade receivables	2,505,990		2,848,572
Due from related parties	13,533		5,299
Receivables from financial services	3,286,243		2,950,523
Cash and cash equivalents	7,419,239		4,712,333	₺ 6,052,352	₺ 2,918,796
Held to maturity investments			11,338
Derivatives	₺ 1,356,062		₺ 981,396
Application of IFRS9 [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables		₺ 154,392
Receivables from financial services		1,297,597
Held to maturity investments		654
Trade receivables		2,888,862
Due from related parties		5,522
Receivables from financial services		2,897,572
Cash and cash equivalents		4,711,452
Held to maturity investments		11,332
Application of IFRS9 [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives		981,396
Application of IFRS9 [member] | Financial liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives		110,108
Increase (decrease) due to application of IFRS 9 [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables		(1,242)
Trade receivables		40,290
Due from related parties		223
Receivables from financial services		(52,951)
Cash and cash equivalents		(881)
Held to maturity investments		(6)
IAS 39 [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables		155,634
Receivables from financial services		1,297,597
Trade receivables		2,848,572
Due from related parties		5,299
Receivables from financial services		2,950,523
Cash and cash equivalents		4,712,333
IAS 39 [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives		981,396
IAS 39 [member] | Held to maturity investments [member]
Disclosure of detailed information about financial instruments [line items]
Held to maturity investments		654
Held to maturity investments		11,338
IAS 39 [member] | Financial liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives		₺ 110,108